Revenues (Tables)	12 Months Ended
Dec. 31, 2017
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Schdule of Revenues

Details are as follows:

	Year ended December 31,
	2017	2016	2015
	(millions of euros)
Equipment sales	1,560	1,378	1,474
Services	18,264	17,655	18,258
Revenues on construction contracts	4	(8)	(13)

Total	19,828	19,025	19,719